SEGMENT INFORMATION - Schedule of Segment Financial Information (Details) - USD ($) $ in Millions	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Financial Information
Total revenues											$ 2,638	$ 2,315	$ 2,027
Other operating expenses											680	654	555
Depreciation											263	249	231
Amortization (deferral) of regulatory assets, net											(134)	(124)	(67)
Income taxes (benefits)	$ 40	$ 20	$ 16	$ 40	$ 20	$ (4)	$ 36	$ 16	$ 76	$ 56	107	87	33
Other expense (income) items											1,278	1,090	1,026
Net income	118	62	47	107	55	(9)					306	242	125
Cash Flows from Investing Activities
Capital investments											1,105	879	633
Total Assets	$ 11,466	$ 10,427	$ 10,057	$ 9,599	$ 9,489	$ 9,207	$ 10,427	$ 9,489	$ 11,466	$ 9,599	11,109	9,913	9,102
Total Goodwill											1,811	1,811
Nonrelated Party
Segment Financial Information
Interest expense											132	97	110
Related Party
Segment Financial Information
Total revenues											1	1	1
Interest expense											6	20	14
JERSEY CENTRAL POWER & LIGHT COMPANY
Segment Financial Information
Net income												242	125
Cash Flows from Investing Activities
Total Assets											11,109	9,913
Total Goodwill											1,811	1,811
First Energy [Member]
Segment Financial Information
Total revenues											15,090	13,472	12,870
Other operating expenses											4,122	4,044	3,579
Depreciation											1,664	1,581	1,461
Amortization (deferral) of regulatory assets, net											(109)	(231)	(261)
Ohio settlement charges											275
Equity method investment earnings, net											0	58	175
Interest expense											1,217	1,144	1,124
Income taxes (benefits)											288	377	267
Other expense (income) items											6,888	5,637	5,752
Earnings Attributable to FE - continuing operations											1,020	978	1,123
Net income											1,020	978	1,102
Cash Flows from Investing Activities
Capital investments											4,705	4,030	3,356
Total Assets											55,904	52,044
Total Goodwill											5,618	5,618
External revenues
Segment Financial Information
Total revenues											2,638	2,315	2,027
External revenues | First Energy [Member]
Segment Financial Information
Total revenues											15,090	13,472	12,870
Internal revenues
Segment Financial Information
Total revenues											0	0	0
Internal revenues | First Energy [Member]
Segment Financial Information
Total revenues											0	0	0
Operating Segments
Segment Financial Information
Total revenues											2,813	2,467	2,138
Other operating expenses											855	806	666
Depreciation											263	249	231
Amortization (deferral) of regulatory assets, net											(134)	(124)	(67)
Income taxes (benefits)											107	87	33
Other expense (income) items											1,278	1,090	1,026
Net income											306	242	125
Cash Flows from Investing Activities
Capital investments											1,105	879	633
Operating Segments | Nonrelated Party
Segment Financial Information
Interest expense											132	97	110
Operating Segments | Related Party
Segment Financial Information
Interest expense											6	20	14
Operating Segments | JERSEY CENTRAL POWER & LIGHT COMPANY
Cash Flows from Investing Activities
Total Assets											11,109	9,913
Total Goodwill											1,811	1,811
Operating Segments | First Energy [Member]
Segment Financial Information
Total revenues											15,135	13,526	12,922
Other operating expenses											4,223	3,979	3,623
Depreciation											1,586	1,505	1,386
Amortization (deferral) of regulatory assets, net											(109)	(231)	(261)
Ohio settlement charges											275
Equity method investment earnings, net											0	0	0
Interest expense											1,005	969	892
Income taxes (benefits)											363	461	330
Other expense (income) items											6,759	5,390	5,666
Earnings Attributable to FE - continuing operations											1,308	1,453	1,286
Cash Flows from Investing Activities
Capital investments											4,787	3,938	3,241
Total Assets											55,908	52,114
Total Goodwill											5,618	5,618
Operating Segments | External revenues
Segment Financial Information
Total revenues											2,638	2,315	2,027
Operating Segments | External revenues | First Energy [Member]
Segment Financial Information
Total revenues											15,072	13,463	12,859
Operating Segments | Internal revenues
Segment Financial Information
Total revenues											175	152	111
Operating Segments | Internal revenues | First Energy [Member]
Segment Financial Information
Total revenues											63	63	63
Operating Segments | Distribution
Segment Financial Information
Total revenues											2,554	2,225	1,934
Other operating expenses											791	745	601
Depreciation											209	203	190
Amortization (deferral) of regulatory assets, net											(134)	(124)	(67)
Income taxes (benefits)											71	52	11
Other expense (income) items											1,309	1,100	1,036
Net income											204	154	63
Cash Flows from Investing Activities
Capital investments											454	360	232
Total Goodwill											1,213
Operating Segments | Distribution | Nonrelated Party
Segment Financial Information
Interest expense											98	75	86
Operating Segments | Distribution | Related Party
Segment Financial Information
Interest expense											6	20	14
Operating Segments | Distribution | JERSEY CENTRAL POWER & LIGHT COMPANY
Cash Flows from Investing Activities
Total Assets											7,941	7,198
Total Goodwill											1,213	1,213
Operating Segments | Distribution | First Energy [Member]
Segment Financial Information
Total revenues											7,547	6,863	6,854
Other operating expenses											2,479	2,378	2,129
Depreciation											655	648	620
Amortization (deferral) of regulatory assets, net											(103)	(171)	(259)
Ohio settlement charges											275
Equity method investment earnings, net											0	0	0
Interest expense											399	432	390
Income taxes (benefits)											74	135	147
Other expense (income) items											3,680	2,817	3,240
Earnings Attributable to FE - continuing operations											363	624	587
Cash Flows from Investing Activities
Capital investments											1,344	1,130	936
Total Assets											20,653	19,949
Total Goodwill											3,222	3,222
Operating Segments | Distribution | External revenues
Segment Financial Information
Total revenues											2,379	2,073	1,823
Operating Segments | Distribution | External revenues | First Energy [Member]
Segment Financial Information
Total revenues											7,508	6,824	6,813
Operating Segments | Distribution | Internal revenues
Segment Financial Information
Total revenues											175	152	111
Operating Segments | Distribution | Internal revenues | First Energy [Member]
Segment Financial Information
Total revenues											39	39	41
Operating Segments | Integrated | First Energy [Member]
Segment Financial Information
Total revenues											5,683	4,876	4,320
Other operating expenses											1,416	1,254	1,156
Depreciation											562	521	462
Amortization (deferral) of regulatory assets, net											(12)	(66)	(10)
Ohio settlement charges											0
Equity method investment earnings, net											0	0	0
Interest expense											284	262	257
Income taxes (benefits)											190	153	37
Other expense (income) items											2,655	2,217	2,118
Earnings Attributable to FE - continuing operations											588	535	300
Cash Flows from Investing Activities
Capital investments											1,842	1,542	1,212
Total Assets											20,352	18,637
Total Goodwill											1,953	1,953
Operating Segments | Integrated | External revenues | First Energy [Member]
Segment Financial Information
Total revenues											5,678	4,871	4,315
Operating Segments | Integrated | Internal revenues | First Energy [Member]
Segment Financial Information
Total revenues											5	5	5
Operating Segments | Stand-Alone Transmission | First Energy [Member]
Segment Financial Information
Total revenues											1,905	1,787	1,748
Other operating expenses											328	347	338
Depreciation											369	336	304
Amortization (deferral) of regulatory assets, net											6	6	8
Ohio settlement charges											0
Equity method investment earnings, net											0	0	0
Interest expense											322	275	245
Income taxes (benefits)											99	173	146
Other expense (income) items											424	356	308
Earnings Attributable to FE - continuing operations											357	294	399
Cash Flows from Investing Activities
Capital investments											1,601	1,266	1,093
Total Assets											14,903	13,528
Total Goodwill											443	443
Operating Segments | Stand-Alone Transmission | External revenues | First Energy [Member]
Segment Financial Information
Total revenues											1,886	1,768	1,731
Operating Segments | Stand-Alone Transmission | Internal revenues | First Energy [Member]
Segment Financial Information
Total revenues											19	19	17
Operating Segments | Transmission
Segment Financial Information
Total revenues											259	242	204
Other operating expenses											64	61	65
Depreciation											54	46	41
Amortization (deferral) of regulatory assets, net											0	0	0
Income taxes (benefits)											36	35	22
Other expense (income) items											(31)	(10)	(10)
Net income											102	88	62
Cash Flows from Investing Activities
Capital investments											651	519	401
Operating Segments | Transmission | Nonrelated Party
Segment Financial Information
Interest expense											34	22	24
Operating Segments | Transmission | Related Party
Segment Financial Information
Interest expense											0	0	0
Operating Segments | Transmission | JERSEY CENTRAL POWER & LIGHT COMPANY
Cash Flows from Investing Activities
Total Assets											3,168	2,715
Total Goodwill											598	598
Operating Segments | Transmission | External revenues
Segment Financial Information
Total revenues											259	242	204
Operating Segments | Transmission | Internal revenues
Segment Financial Information
Total revenues											0	0	0
Corporate/Other | First Energy [Member]
Segment Financial Information
Total revenues											18	9	11
Other operating expenses											(90)	75	(34)
Depreciation											78	76	75
Amortization (deferral) of regulatory assets, net											0	0	0
Ohio settlement charges											0
Equity method investment earnings, net											0	58	175
Interest expense											338	360	340
Income taxes (benefits)											(75)	(84)	(63)
Other expense (income) items											3	62	(22)
Earnings Attributable to FE - continuing operations											(288)	(475)	(163)
Cash Flows from Investing Activities
Capital investments											(82)	92	115
Total Assets											1,793	1,975
Total Goodwill											0	0
Corporate/Other | External revenues | First Energy [Member]
Segment Financial Information
Total revenues											18	9	11
Corporate/Other | Internal revenues | First Energy [Member]
Segment Financial Information
Total revenues											0	0	0
Reconciling Adjustments
Segment Financial Information
Total revenues											(175)	(152)	(111)
Other operating expenses											(175)	(152)	(111)
Depreciation											0	0	0
Amortization (deferral) of regulatory assets, net											0	0	0
Income taxes (benefits)											0	0	0
Other expense (income) items											0	0	0
Net income											0	0	0
Cash Flows from Investing Activities
Capital investments											0	0	0
Reconciling Adjustments | Nonrelated Party
Segment Financial Information
Interest expense											0	0	0
Reconciling Adjustments | Related Party
Segment Financial Information
Interest expense											0	0	0
Reconciling Adjustments | JERSEY CENTRAL POWER & LIGHT COMPANY
Cash Flows from Investing Activities
Total Assets											0	0
Total Goodwill											0	0
Reconciling Adjustments | First Energy [Member]
Segment Financial Information
Total revenues											(63)	(63)	(63)
Other operating expenses											(11)	(10)	(10)
Depreciation											0	0	0
Amortization (deferral) of regulatory assets, net											0	0	0
Ohio settlement charges											0
Equity method investment earnings, net											0	0	0
Interest expense											(126)	(185)	(108)
Income taxes (benefits)											0	0	0
Other expense (income) items											126	185	108
Earnings Attributable to FE - continuing operations											0	0	0
Cash Flows from Investing Activities
Capital investments											0	0	0
Total Assets											(1,797)	(2,045)
Total Goodwill											0	0
Reconciling Adjustments | External revenues
Segment Financial Information
Total revenues											0	0	0
Reconciling Adjustments | External revenues | First Energy [Member]
Segment Financial Information
Total revenues											0	0	0
Reconciling Adjustments | Internal revenues
Segment Financial Information
Total revenues											(175)	(152)	(111)
Reconciling Adjustments | Internal revenues | First Energy [Member]
Segment Financial Information
Total revenues											$ (63)	$ (63)	$ (63)